Share capital - Schedule of Stock Options Rollforward (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	50,205	30,967
Number of options granted (in shares) | shares	3,810	22,064
Number of options exercised (in shares) | shares	(19,639)	(1,247)
Number of options forfeited or expired (in shares) | shares	(2,419)	(1,579)
Number of outstanding options, ending of year (in shares) | shares	31,957	50,205
Weighted-average exercise price, beginning of year (in Cdn. dollar per share) | $ / shares	$ 4.53	$ 5.09
Weighted average exercise price, options granted (in Cdn. dollar per share) | $ / shares	4.83	3.71
Weighted average exercise price, options exercised (in Cdn. dollar per share) | $ / shares	4.68	3.39
Weighted average exercise price, options forfeited or expired (in Cdn. dollar per share) | $ / shares	4.81	5.01
Weighted-average exercise price, end of year (in Cdn. dollar per share) | $ / shares	$ 4.46	$ 4.53